Shareholders' Equity	6 Months Ended
Jun. 30, 2024
Shareholders
SHAREHOLDERS’ EQUITY

10. SHAREHOLDERS’ EQUITY

Ordinary Shares

The Company is authorized to issue an unlimited number of no par value Class A ordinary shares and Class B ordinary shares.

On November 8, 2021, the Company’s 2021 annual general meeting of shareholders (the “AGM”) approved the following shareholders’ resolutions: (i) the adoption of a dual-class share structure, pursuant to which the Company’s authorized share capital shall be re-classified and re-designed into Class A ordinary shares and Class B ordinary shares, with each Class A ordinary share being entitled to one (1) vote and each Class B ordinary share being entitled to ten (10) votes at a meeting of the shareholders or on any resolution of shareholders; and (ii) the authorization to the Company to issue up to 50,000,000 Class A Preferred Shares with such designations, powers, preferences and relative, participation, optional and other rights, if any, and such qualifications, limitations and restrictions as the directors may determine among other matters. Additionally, together with the adoption of a dual-class share structure, 2,625,058 Class A ordinary shares held by Heshine Holdings Limited have been converted into 2,625,058 Class B ordinary shares.

As of June 30, 2024, the Company had 38,920,797 Class A ordinary shares and 2,925,058 Class B ordinary shares issued and outstanding.

Shares issued for SPAC and acquisitions

Acquisition of Weiliantong

In connection of the acquisition of Weiliantong, on March 3, 2022, the Company issued 3,898,511 Class A ordinary shares to the original shareholders of Weiliantong as part of total RMB180,000 worth share consideration, which was calculated based on US$5.13 per share based on the 20 days average closing price of the Company’s Class A ordinary shares prior to the acquisition. The fair value of the shares issued approximated RMB127,000 as part of the purchase consideration.  On April 7, 2023, the Company issued 487,314 Class A ordinary shares for achieving Earn-out Target 2022. On April 8, 2024, the Company issued 403,089 Class A ordinary shares for achieving Earn-out Target 2023 (details see shares to be issued in Note 10).

Treasury Shares

In October, 2022, the Company repurchased an aggregate of 794,120 Class A ordinary shares at price of US$3.01 per share, which was recorded as treasury shares.

In November, 2023, the Company repurchase an aggregate of 119,725 Class A ordinary shares at price of US$3.2 per share, which was recorded as treasury shares.

As of June 30, 2024, all these shares were held in an escrow account as reserve solely for potential needed.

Warrants

As of June 30, 2024, there were no warrants outstanding and exercisable, and no warrants have been exercised for the six months ended June 30, 2024.

The Public Warrants became exercisable upon the completion of the SPAC Transaction on May 7, 2020 with exercise price of US$11.5 per full share. The Public Warrants will expire five years from February 5, 2019 (or February 5, 2024).

The Company may call the warrants for redemption (excluding the Private Warrants), in whole and not in part, at a price of US$0.01 per warrant:

●	at any time while the Public Warrants are exercisable,

●	upon not less than 30 days’ prior written notice of redemption to each Public Warrant holder,

●	if, and only if, the reported last sale price of the Class A ordinary shares equals or exceeds US$16.50 per share, for any 20 trading days within a 30-trading day period ending on the third trading day prior to the notice of redemption to Public Warrant holders, and

●	if, and only if, there is a current registration statement in effect with respect to the issuance of the Class A ordinary shares underlying such warrants at the time of redemption and for the entire 30-day trading period referred to above and continuing each day thereafter until the date of redemption.

If the Company calls the Public Warrants for redemption, management will have the option to require all holders that wish to exercise the Public Warrants to do so on a “cashless basis”. The exercise price and number of Class A ordinary shares issuable upon exercise of the warrants may be adjusted in certain circumstances including in the event of a stock dividend, extraordinary dividend or recapitalization, reorganization, merger or consolidation. The Public Warrants may only be exercised for a whole number of shares, meaning that the Public Warrants must be exercised in multiples of two. However, the warrants will not be adjusted for issuances of Class A ordinary shares at a price below its exercise price. Additionally, in no event will the Company be required to net cash settle the warrants.

The private warrants are identical to the public warrants with the exercise price of US$11.5 per full share and expiration by February 5, 2024, except that the private warrants and the Class A ordinary shares issuable upon the exercise of the private warrants will not be transferable, assignable or salable until after the completion of the SPAC Transaction, subject to certain limited exceptions. The private warrants may only be exercised for a whole number of shares, meaning that the private warrants must be exercised in multiples of two. Additionally, the private warrants will be exercisable on a cashless basis and will be non-redeemable so long as they are held by the initial purchasers or their permitted transferees. If the private warrants are held by someone other than the initial purchasers or their permitted transferees, the private warrants will be redeemable by the Company and exercisable by such holders on the same basis as the public warrants.

As of June 30, 2024, the Company had no exercisable warrants. A summary of warrants activity for the years ended December 31, 2023 and 2022 is as follows:

	Number of warrants	Weighted average life	Expiration dates
Balance of warrants outstanding as of December 31, 2022	6,023,700	1.1 years	February 5, 2024
Balance of warrants outstanding as of December 31, 2023	6,023,700	0.1 years	February 5, 2024
Forfeited	(6,023,700)	-	-
Balance of warrants outstanding as of June 30, 2024	-	-	February 5, 2024
Balance of warrants exercisable as of June 30, 2024	-	-	February 5, 2024

Unit Purchase Option

On February 8, 2019, the Company sold to Chardan, for $100, an option to purchase up to 375,000 Units exercisable at $11.50 per Unit (or an aggregate exercise price of $4,312,500) exercisable on the completion of the SPAC Transaction on May 7, 2020. On February 20, 2019, in connection with the underwriters’ election to exercise the over-allotment option in full, the Company issued Chardan an option to purchase up to an additional 56,250 Units exercisable at $11.50 per Unit for no additional consideration. Each Unit consists of one ordinary share, one redeemable warrant and one right (together “UPO”). The unit purchase option may be exercised for cash or on a cashless basis, at the holder’s option, and expires February 5, 2024. For the year ended December 31, 2021, 100,000 UPO have been exercised for 100,000 warrants and 110,000 shares. As of June 30, 2024, the Company had no exercisable UPO units.

Liability Classified Warrants

All of the Company’s outstanding warrants contain a contingent cash payment feature and therefore were accounted for as a liability and are adjusted to fair value at each balance sheet date. The change in fair value of the warrant liability is recorded as change in fair value of warrant liabilities in the consolidated statements of operations and comprehensive loss (Note 2).

The Company accounted for the unit purchase option, inclusive of the receipt of $100 cash payment, as an expense of the Initial Public Offering resulting in a charge directly to shareholders’ equity. The Company estimated the fair value of the unit purchase option is approximately $1,286,000, or $2.98 per Unit, using the Black-Scholes option-pricing model. The fair value of the unit purchase option granted to the underwriters was estimated as of the date of grant using the following assumptions: (1) expected volatility of 35%, (2) risk-free interest rate of 2.44% and (3) expected life of five years. The option and such units purchased pursuant to the option, as well as the Class A ordinary shares underlying such units, the rights included in such units, the Class A ordinary shares that are issuable for the rights included in such units, the warrants included in such units, and the shares underlying such warrants, have been deemed compensation by FINRA and are therefore subject to a 180-day lock-up pursuant to Rule 5110(g)(1) of FINRA’s NASDAQ Conduct Rules. Additionally, the option may not be sold, transferred, assigned, pledged or hypothecated for a one-year period (including the foregoing 180-day period) following the date of Initial Public Offering except to any underwriter and selected dealer participating in the Initial Public Offering and their bona fide officers or partners. The option grants to holders demand and “piggy back” rights for periods of five and seven years, respectively, from the effective date of the registration statement with respect to the registration under the Securities Act of the securities directly and indirectly issuable upon exercise of the option. The Company will bear all fees and expenses attendant to registering the securities, other than underwriting commissions which will be paid for by the holders themselves. The exercise price and number of units issuable upon exercise of the option may be adjusted in certain circumstances including in the event of a stock dividend, or the Company’s recapitalization, reorganization, merger or consolidation. However, the option will not be adjusted for issuances of Class A ordinary shares at a price below its exercise price.

Shares to be issued

As of December 31, 2023, Weiliantong achieved 82.72% of Weiliantong Earn-out Target 2023 and the Company was obligated to issue 403,089 Class A ordinary shares (the “Weiliantong 2023 Earn-out shares”) to the original shareholders of Weiliantong. As a result, the Company classified the Weiliantong 2023 Earn-out shares with fair value of RMB9,960 as shares to be issued in the Company’s equity as of December 31, 2023. The Weiliantong 2023 earnout shares was issued on April 8, 2024 and was excluded from shares to be issued account as of June 30, 2024.

As of June 30, 2024 and the December 31, 2023, the rest of shares to be issued amounted to RMB20,817, representing the Company’s obligation to issue 636,691 Class A ordinary shares to Weilaijin with the fair value of RMB20,817 in connection with the acquisition of Weiliantong in 2022. The Company is required to issue the related shares upon receipt of exercise notice from Weilaijin.

2021 Equity Incentive Plan

On August 3, 2021, the Employee Share Option Committee (the “ESOP Committee”) of the Company approved a resolution which appointed the Chief Executive Officer and Chief Operating Officer as Authorized Officer of ESOP Committee to grant share options to employees, directors, advisors, consultants and service providers of the Company. In 2021, the ESOP Committee approved the granting of 2,053,783 Restricted Share Units (“RSU”) under the 2021 Equity Incentive Plan. As of December 31, 2022, the Company had 716,956 RSUs outstanding. For the year ended December 31, 2023, the ESOP Committee approved the granting of 512,217 RSUs under the 2021 Equity Incentive Plan. For the year ended December 31,2023,21,206 RSUs was forfeited and 434,093 RSUs was vested. As of December 31, 2023, the Company had 773,874 RSUs outstanding. For the six months ended June 30, 2024, the ESOP Committee approved the granting of 272,999 RSUs under the 2021 Equity Incentive Plan. For the year ended December 31,2023, 2,973 RSUs was forfeited and 403,829 RSUs was vested. As of June 30, 2024, the Company had 639,544 RSUs outstanding.